Consolidating Condensed Financial Information - Statement of Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Apr. 24, 2016	Jan. 24, 2016	Oct. 25, 2015	Jul. 26, 2015	Apr. 26, 2015	Jan. 25, 2015	Oct. 26, 2014	Jul. 27, 2014	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014
Revenues:
Casino									$ 869,727	$ 866,177	$ 817,276
Rooms, food, beverage, pari-mutuel and other									132,517	136,317	133,742
Gross revenues									1,002,244	1,002,494	951,018
Less promotional allowances									(170,508)	(179,656)	(171,522)
Net revenues	$ 226,531	$ 196,524	$ 200,453	$ 208,229	$ 228,653	$ 199,880	$ 196,432	$ 197,873	831,736	822,838	779,496
Operating expenses:
Casino									124,125	126,902	123,702
Gaming taxes									221,188	219,941	206,360
Rooms, food, beverage, pari-mutuel and other									303,896	308,645	308,269
Valuation charges										9,000	127,353
Litigation accrual reversals											(9,330)
Depreciation and amortization									69,461	65,141	65,966
Total operating expenses									718,670	729,629	822,320
Operating income (loss)	39,663	23,118	23,651	26,635	31,780	25,165	19,009	17,257	113,066	93,209	(42,824)
Interest expense, net									(67,717)	(83,747)	(80,995)
Derivative income											398
Loss on early extinguishment of debt					(13,757)				(2,966)	(13,757)
Income (loss) from continuing operations before income taxes									42,383	(4,295)	(123,421)
Income tax (provision) benefit									(4,178)	(473)	18,066
Income (loss) from continuing operations	21,462	5,453	5,834	5,456	(883)	3,606	(2,783)	(4,708)	38,205	(4,768)	(105,355)
Income (loss) of discontinued operations	3,533	1,162	5,616	(2,312)	3,975	1,817	1,762	2,391	7,999	9,945	(22,331)
Net income (loss) attributable to common stockholders	$ 24,995	$ 6,615	$ 11,450	$ 3,144	$ 3,092	$ 5,423	$ (1,021)	$ (2,317)	46,204	5,177	(127,686)
Reportable Legal Entities | Isle of Capri Casinos, Inc. (Parent Obligor)
Revenues:
Rooms, food, beverage, pari-mutuel and other									77	91	688
Management fee revenue									29,403	29,224	27,360
Gross revenues									29,480	29,315	28,048
Net revenues									29,480	29,315	28,048
Operating expenses:
Rooms, food, beverage, pari-mutuel and other									30,811	33,520	31,737
Litigation accrual reversals											(1,979)
Depreciation and amortization									1,742	1,990	1,709
Total operating expenses									32,553	35,510	31,467
Operating income (loss)									(3,073)	(6,195)	(3,419)
Interest expense, net									(30,499)	(43,775)	(45,829)
Derivative income											398
Loss on early extinguishment of debt									(2,966)	(13,757)
Equity in income (loss) of subsidiaries									51,226	36,267	(88,404)
Income (loss) from continuing operations before income taxes									14,688	(27,460)	(137,254)
Income tax (provision) benefit									23,517	22,692	31,899
Income (loss) from continuing operations									38,205	(4,768)	(105,355)
Income (loss) of discontinued operations									7,999	9,945	(22,331)
Net income (loss) attributable to common stockholders									46,204	5,177	(127,686)
Reportable Legal Entities | Guarantor Subsidiaries
Revenues:
Casino									828,648	824,721	790,572
Rooms, food, beverage, pari-mutuel and other									128,289	132,169	130,002
Gross revenues									956,937	956,890	920,574
Less promotional allowances									(161,597)	(168,919)	(165,366)
Net revenues									795,340	787,971	755,208
Operating expenses:
Casino									117,175	120,133	117,954
Gaming taxes									204,677	203,974	195,692
Rooms, food, beverage, pari-mutuel and other									261,377	265,919	264,454
Valuation charges											101,000
Management fee expense									28,203	28,024	26,552
Depreciation and amortization									63,429	57,687	58,814
Total operating expenses									674,861	675,737	764,466
Operating income (loss)									120,479	112,234	(9,258)
Interest expense, net									(35,284)	(37,850)	(38,782)
Equity in income (loss) of subsidiaries									(1,067)	(3,986)	19,940
Income (loss) from continuing operations before income taxes									84,128	70,398	(28,100)
Income tax (provision) benefit									(31,028)	(29,418)	(22,018)
Income (loss) from continuing operations									53,100	40,980	(50,118)
Income (loss) of discontinued operations									3,124	8,534	(50,626)
Net income (loss) attributable to common stockholders									56,224	49,514	(100,744)
Reportable Legal Entities | Non-Guarantor Subsidiaries
Revenues:
Casino									41,079	41,456	26,704
Rooms, food, beverage, pari-mutuel and other									12,039	12,942	12,237
Gross revenues									53,118	54,398	38,941
Less promotional allowances									(8,911)	(10,737)	(6,156)
Net revenues									44,207	43,661	32,785
Operating expenses:
Casino									6,950	6,769	5,748
Gaming taxes									16,511	15,967	10,668
Rooms, food, beverage, pari-mutuel and other									19,596	18,091	21,263
Valuation charges										9,000	26,353
Litigation accrual reversals											(7,351)
Management fee expense									1,200	1,200	808
Depreciation and amortization									4,290	5,464	5,443
Total operating expenses									48,547	56,491	62,932
Operating income (loss)									(4,340)	(12,830)	(30,147)
Interest expense, net									(1,934)	(2,122)	3,616
Income (loss) from continuing operations before income taxes									(6,274)	(14,952)	(26,531)
Income tax (provision) benefit									3,333	6,253	8,185
Income (loss) from continuing operations									(2,941)	(8,699)	(18,346)
Income (loss) of discontinued operations											916
Net income (loss) attributable to common stockholders									(2,941)	(8,699)	(17,430)
Consolidating and Eliminating Entries
Revenues:
Rooms, food, beverage, pari-mutuel and other									(7,888)	(8,885)	(9,185)
Management fee revenue									(29,403)	(29,224)	(27,360)
Gross revenues									(37,291)	(38,109)	(36,545)
Net revenues									(37,291)	(38,109)	(36,545)
Operating expenses:
Rooms, food, beverage, pari-mutuel and other									(7,888)	(8,885)	(9,185)
Management fee expense									(29,403)	(29,224)	(27,360)
Total operating expenses									(37,291)	(38,109)	(36,545)
Equity in income (loss) of subsidiaries									(50,159)	(32,281)	68,464
Income (loss) from continuing operations before income taxes									(50,159)	(32,281)	68,464
Income (loss) from continuing operations									(50,159)	(32,281)	68,464
Income (loss) of discontinued operations									(3,124)	(8,534)	49,710
Net income (loss) attributable to common stockholders									$ (53,283)	$ (40,815)	$ 118,174